Other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive income (loss)
Equity method investees - share of OCI, Pretax	€ (25,334)	€ 58,166
Equity method investees - share of OCI, net	(25,334)	58,166
FVOCI equity investments, pretax	37,660	19,439
FVOCI equity investments, tax	(8,492)	(2,326)
FVOCI equity investments, net	29,168	17,113
Actuarial gains (losses) on defined benefit pension plans, Pretax	(15,781)	4,176	€ (99,613)
Actuarial gain (loss) on defined benefit pension plans, Tax effect	4,407	(1,191)	30,245
Actuarial gain (loss) on defined benefit pension plans, Net	(11,374)	2,985	(69,368)
Foreign currency translation adjustment, Pretax	1,034,239	(1,359,397)	263,835
Foreign currency translation adjustment, Net	1,034,239	(1,359,397)	263,835
FVOCI debt securities, pretax	(9,892)	29,096
FVOCI debt securities, tax	1,482	(5,048)
FVOCI debt securities, net	(8,410)	24,048
Changes in fair value of cash flow hedges during the period, Pretax	(3,585)	6,123	(15,996)
Changes in fair value of cash flow hedges during the period, Tax effect	1,013	(1,839)	3,892
Changes in fair value of cash flow hedges during the period, Net	(2,572)	4,284	(12,104)
Cost of hedging, Pretax	126	(2,062)	(1,473)
Cost of hedging, Tax effect	(7)	608	460
Cost of hedging, Net	119	(1,454)	(1,013)
Reclassification adjustments, pretax	2,277	(1,282)	5,836
Reclassification adjustments, Tax effect	(599)	482	(1,678)
Reclassification adjustments, Net	1,678	(800)	4,158
Total other comprehensive income (loss) relating to cash flow hedges, Pretax	(1,182)	2,779	(11,633)
Total other comprehensive income (loss) relating to cash flow hedges, Tax effect	407	(749)	2,674
Total other comprehensive income (loss) relating to cash flow hedges, Net	(775)	2,030	(8,959)
Other comprehensive income (loss), Pretax	1,019,710	(1,245,741)	152,589
Other comprehensive income (loss), Tax effect	(2,196)	(9,314)	32,919
Other comprehensive income (loss), net of tax	€ 1,017,514	€ (1,255,055)	€ 185,508